Consolidated balance sheets - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	€ 1,148,261	€ 1,403,492
Trade accounts and other receivables from unrelated parties	3,999,789	3,471,213
Accounts receivable from related parties	50,247	165,299
Inventories	2,216,401	2,179,175
Other current assets	721,097	730,460
Other current financial assets	250,354	244,172
Assets held for sale	896,531	507,600
Total current assets	9,282,680	8,701,411
Property, plant and equipment	3,672,917	3,782,780
Right-of-use assets	3,633,509	3,671,241
Intangible assets	1,360,259	1,362,327
Goodwill	14,675,530	14,650,008
Deferred taxes	268,336	283,953
Investment in equity method investees	615,755	642,928
Other non-current assets	137,806	223,576
Other non-current financial assets	689,307	611,584
Total non-current assets	25,053,419	25,228,397
Total assets	34,336,099	33,929,808
Liabilities
Accounts payable to unrelated parties	725,178	762,068
Accounts payable to related parties	110,235	123,081
Current provisions and other current liabilities	1,661,690	1,617,434
Other current financial liabilities	1,689,179	1,675,556
Short-term debt from unrelated parties	109,137	456,904
Current portion of long-term debt	795,734	487,699
Current portion of lease liabilities from unrelated parties	591,609	593,033
Current portion of lease liabilities from related parties	24,813	23,926
Income tax liabilities	225,695	191,265
Liabilities directly associated with assets held for sale	270,331	180,624
Total current liabilities	6,203,601	6,111,590
Long-term debt, less current portion	7,016,649	6,959,863
Lease liabilities from unrelated parties, less current portion	3,385,999	3,419,338
Lease liabilities from related parties, less current portion	106,725	109,649
Non-current provisions and other non-current liabilities	372,936	332,813
Other non-current financial liabilities	714,332	715,660
Pension liabilities	647,995	664,327
Income tax liabilities	44,508	39,747
Deferred taxes	711,027	750,286
Total non-current liabilities	13,000,171	12,991,683
Total liabilities	19,203,772	19,103,273
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of March 31, 2024 (December 31, 2023: 293,413,449)	293,413	293,413
Additional paid-in capital	3,385,588	3,380,331
Retained earnings	11,027,128	10,921,686
Accumulated other comprehensive income (loss)	(798,773)	(975,169)
Total FME AG shareholders' equity	13,907,356	13,620,261
Noncontrolling interests	1,224,971	1,206,274
Total equity	15,132,327	14,826,535
Total liabilities and equity	€ 34,336,099	€ 33,929,808